SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Trade Lead and Tianshi)					12 Months Ended
	Jan. 31, 2012	Jan. 06, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2012 Before Acquisitions item
Long term investment
Ownership interest (as a percent)		5.00%	5.00%	5.00%
Percentage of equity interest acquired	95.00%	95.00%		5.00%
Goodwill
Number of reporting units					1